Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 19, 2024
Document Effective Date	Sep. 19, 2024
Prospectus Date	Sep. 19, 2024
Stratified LargeCap Index ETF | Stratified LargeCap Index ETF
Prospectus:
Trading Symbol	SSPY
Stratified LargeCap Hedged ETF | Stratified LargeCap Hedged ETF
Prospectus:
Trading Symbol	SHUS